CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax expense (recovery), cash flow hedges - effective portion	$ 3.5	$ (4.8)
Income tax expense (recovery), cash flow hedges - reclassified out of accumulated other comprehensive income	$ 0.3	$ (0.5)